Document and Entity Information	Sep. 26, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 26, 2024
Entity Registrant Name	Amentum Holdings, Inc.
Entity Incorporation State Country Code	DE
Entity Address Address Line 1	4800 Westfields Blvd.
Entity Address Address Line 2	Suite #400
Entity Address City Or Town	Chantilly
Entity Address State Or Province	VA
Entity Address Postal Zip Code	20151
Entity File Number	001-42176
Entity Tax Identification Number	99-0622272
City Area Code	703
Local Phone Number	579-0410
Entity Information Former Legal Or Registered Name	Amazon Holdco Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AMTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--09-27
Amendment Flag	false
Entity Central Index Key	0002011286
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	600 William Northern Blvd
Entity Address City Or Town	Tullahoma
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37388